Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net loss	$ (3,857)	$ (13,546)	$ (648)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Depreciation and amortization	38,638	10,120	0
Amortization and write-off of deferred finance cost, net	3,188	3,456	0
Amortization of dry dock and special survey costs	633	0	0
Non-cash transaction costs	0	5,619	0
Share based compensation	0	2,140	0
Changes in operating assets and liabilities:
(Increase)/decrease in prepaid expenses	(1,369)	3,188	(2)
Increase in accounts receivable	(1,999)	(4,479)	0
Increase in restricted cash	(451)	(288)	0
Increase in other long term assets	(1,310)	0	0
(Decrease)/increase in accounts payable	(2,433)	3,398	27
Increase/(decrease) in accrued expenses	6,273	(4,022)	106
Payments for dry dock and special survey costs	(7,843)	0	0
Increase/(decrease) in due to related parties	37,536	5,569	(106)
Increase in deferred revenue	486	324	0
Increase in other long term liabilties	480	0	0
Net cash provided by/ (used in) operating activities	67,972	11,479	(623)
Investing Activities
Cash paid for assets acquired, net of cash assumed	0	(76,428)	0
Cash paid for business acquisition, net of cash assumed	0	(102,038)	0
Acquisition of vessels	(143,233)	(89,910)	0
Deposits for vessel acquisition	(79,705)	(90,233)	0
Decrease in restricted cash	3,769	2,335	0
Acquisition of intangible assets other than goodwill	(10,347)	0	0
Release from trust account	0	251,493	708
Net cash (used in)/ provided by investing activities	(229,516)	(104,781)	708
Financing Activities
Loan proceeds, net of deferred finance costs and net of premium	252,075	556,671	0
Loans proceeds from related party, net of deferred finance cost	33,209	39,600	0
Deferred underwriter's fee	0	(8,855)	0
Repayment on loans from related party	(6,000)	(27,609)	0
Loan repayments	(126,277)	(412,245)	0
Net proceeds from warrant exercise	0	74,978	0
Conversion of common stock into cash, upon redemption of common stock	0	(99,312)	0
Dividend paid	(9,790)	0	0
Increase in restricted cash	(1,733)	(250)	0
Net proceeds from equity offering	0	33,402	0
Issuance costs for preferred shares	0	(1,805)	0
Net cash provided by financing activities	141,484	154,575	0
Net (decrease)/increase in cash and cash equivalents	(20,060)	61,273	85
Cash and cash equivalents, beginning of year	61,360	87	2
Cash and cash equivalents, end of year	41,300	61,360	87
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	40,672	2,933	0
Non-cash investing activities
Common stock issued for VLCC acquisition	0	10,745	0
Preferred stock issued for VLCC transaction costs	0	5,619	0
Preferred stock issued for vessel deposits	0	1,649	0
Capitalized financing costs	766	320	0
Due to related party	0	480	0
Release from escrow	1,232	0	0
Non-cash financing activities
Dividends payable	2,421	2,421	0
Deferred underwriter's fee	0	0	8,855
Initial acquisition of 13 vessels (see note 3)
Restricted cash	0	35,596	0
Deposits for vessel acquisitions	0	174,411	0
Purchase options	0	3,158	0
Debt assumed	0	(132,987)	0
Long term liabilities	0	(3,158)	0
Accrued expenses	0	(112)	0
Total	0	76,908	0
Cash paid, net of cash received of $57	0	76,428	0
Payable to Navios Holdings	0	480	0
Total	0	76,908	0
Purchase price:
Cash consideration	0	134,270	0
Equity issuance	0	9,513	0
Total purchase price	0	143,783	0
Fair value of assets and liabilities acquired:
Vessels	0	419,500	0
Deposits for vessel acquisitions	0	62,575	0
Favorable lease terms	0	57,070	0
Current Assets including cash of $32,232	0	35,716	0
Current liabilities	0	(16,387)	0
Long-term debt assumed (including current portion)	0	(410,451)	0
Unfavorable lease terms	0	(5,819)	0
Fair value of net assets acquired	0	142,204	0
Goodwill	$ 0	$ 1,579	$ 0